STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)							1 Months Ended				12 Months Ended
	May 28, 2025	Mar. 31, 2025	Sep. 30, 2024	Apr. 18, 2024	Mar. 28, 2024	Mar. 06, 2023	Nov. 30, 2023	Jun. 30, 2022	May 31, 2022	Sep. 30, 2021	Jun. 30, 2025	Jun. 30, 2024	Sep. 10, 2025	Sep. 09, 2025	Aug. 29, 2025	Nov. 02, 2023	Apr. 29, 2021
Common stock, share authorized	30,000,000										75,000,000	30,000,000
Preferred Stock, Shares Authorized											500,000	500,000
Preferred Stock, Par or Stated Value Per Share											$ 0.001	$ 0.001
Number of common stock available for grant											252,120
Intrinsic value of the outstanding options
Weighted-average remaining recognition period											7 years 1 month 6 days	7 years 11 months 15 days
Share-Based Payment Arrangement, Option [Member]
Unamortized stock-based compensation expense											$ 729,000
Weighted-average remaining recognition period											1 year 1 month 6 days
Restricted Stock Units (RSUs) [Member]
Unamortized stock-based compensation expense											$ 312,000
Weighted-average remaining recognition period											10 months 24 days
2014 Equity Incentive Plan [Member]
Number of common stock available for grant											0
2021 Equity Incentive Plan [Member]
Number of common stock available for grant											1,133,892
2021 Equity Incentive Plan [Member] | Maximum [Member]
Number of authorized issuance of common stock options																	2,000,000
2025 Equity Incentive Plan [Member]
Number of common stock available for grant											1,000,000
2025 Equity Incentive Plan [Member] | Maximum [Member]
Number of authorized issuance of common stock options	1,000,000
2014 Plan [Member] | Time-based RSU [Member]
Restricted stock award granted				68,228
2021 Plan [Member] | Time-based RSU [Member]
Restricted stock award granted	200,000
Employee Stock Purchase Plan [Member]
Grant of options, shares						350,000
Employee stock purchase plan, description						(i) has been employed by the Company or a Participating Subsidiary for at least 90 days and (ii) is customarily employed for at least twenty (20) hours per week and more than five (5) months in any calendar year. Each eligible employee may authorize payroll deductions of one to 15% of the eligible employee’s compensation on each pay day to be used to purchase up to 1,500 shares of common stock for the employee’s account occurring during an offering period. The 2023 ESPP has a term of ten (10) years commencing on April 20, 2023, the date of approval by the Company’s stockholders, unless otherwise earlier terminated.
Number of common stock purchased		29,350	20,987		37,543
Common stock purchased price per share		$ 1.46	$ 2.58		$ 2.80
2023 Subordinated LOC [Member]
Warrants term							5 years									5 years
Purchase of common stock, shares							41,196									41,196
Exercise price per share							$ 3.24									$ 3.24
Fair Value adjustment of warrants							$ 92,000
Lenders [Member]
Warrants term									5 years
Purchase of common stock, shares								40,806	128,000
Exercise price per share								$ 2.23	$ 2.53
Fair Value adjustment of warrants								$ 80,000	$ 173,000
Investors [Member]
Warrants term										5 years
Purchase of common stock, shares										1,071,430
Exercise price per share										$ 7.00
Fair Value adjustment of warrants										$ 3,874,000
Beneficial ownership percentage										4.99%
Subsequent Event [Member]
Preferred Stock, Shares Authorized													3,000,000	500,000	3,000,000
Preferred Stock, Par or Stated Value Per Share													$ 0.001		$ 0.001